Document and Entity Information	Feb. 27, 2020
Cover [Abstract]
Entity Registrant Name	CDW Corp
Amendment Flag	true
Entity Central Index Key	0001402057
Document Type	8-K/A
Document Period End Date	Feb. 27, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	75 Tri-State International
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 28, 2020, CDW Corporation (the “Company”) announced that Benjamin D. Chereskin notified the Company’s Board of Directors (the “Board”) of his decision to retire as a member of the Board, effective immediately prior to the Company’s 2020 annual meeting of stockholders. On April 1, 2020, the Board and Mr. Chereskin agreed that Mr. Chereskin would rescind his resignation notice and remain a member of the Board. Mr. Chereskin’s current term as a director continues until the 2021 annual meeting of stockholders. The Board believes Mr. Chereskin’s deep experience with the Company and wide-ranging experiences as a director of a variety of companies are particularly valuable given the economic environment resulting from the impact of the COVID-19 virus.